Summary of Significant Accounting Policies - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Reported Value Measurement [Member]
Derivative warrants liabilities	$ 83,670	$ 332,222
Estimate of Fair Value Measurement [Member]
Derivative warrants liabilities	83,670	332,222
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative warrants liabilities
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative warrants liabilities
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative warrants liabilities	$ 83,670	$ 332,222